TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2020
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 33 - TRANSACTIONS WITH RELATED PARTIES

(a)	Details of transactions with related parties as follows:

						Transaction amount
		Nature of		Nature of		with related parties
		relationship with	Country	related parties		As of December 31,
Tax No.	Related party	related parties	of origin	transactions	Currency	2020	2019	2018
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales		28	16	16
				Loans received (*)	CLP	(100,013)	-	-
				Interest accrued (*)	CLP	(5,700)	-	-
78.591.370-1	Bethia S.A and subsidiaries	Related director	Chile	Services provided of cargo transport	CLP	-	556	1,778
				Services received from National and International Courier	CLP	-	(3)	(85)
				Sales commissions	CLP	-	(218)	(821)
				Services received advertising	CLP	-	(726)	(1,025)
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Services provided	CLP	13	61	51
76.335.600-0	Parque de Chile S.A.	Related director	Chile	Tickets sales	CLP	-	9	20
96.989.370-3	Rio Dulce S.A.	Related director	Chile	Tickets sales	CLP	5	-	18
Foreign	Patagonia Seafarms INC	Related director	U.S.A	Services provided of cargo transport		40	-	-
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	Services provided
				Services provided of cargo transport	BRL	13	58	62
				Services received	BRL	-	2	8
Foreign	Qatar Airways	Indirect shareholder	Qatar	Services provided by aircraft lease	US$	22,215	39,528	21,321
				Interlineal received service	US$	(4,736)	(2,050)	(6,345)
				Interlineal provided service	US$	3,141	3,739	8,635
				Services provided of handling	US$	1,246	1,106	1,392
				Compensation for early return of aircraft	US$	9,240	-	-
				Services provided / received others	US$	1,160	996	1,805
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(4,160)	-	-
				Interlineal provided service	US$	4,357	-	-
				Compensation for cancellation of aircraft purchase	US$	62,000	-	-
				Compensation for cancellation of aircraft purchase	US$	3,310	-	-
				Compensation for cancellation of aircraft purchase	US$	30	-	-
Foreign	QA Investments Ltd	Common shareholder	Jersey Channel Islands	(*)Loans received	US$	(125,016)	-	-
				(*)Interest accrued	US$	(7,125)	-	-
Foreign	QA Investments 2 Ltd	Common shareholder	Jersey Channel Islands	(*)Loans received	US$	(125,016)	-	-
				(*)Interest accrued	US$	(7,125)	-	-
Foreign	Lozuy S.A.	Common shareholder	Uruguay	(*)Loans received	US$	(25,003)	-	-
				(*)Interest accrued	US$	(1,425)	-	-

(*) Corresponding to DIP tranche C.

The balances of Accounts receivable and accounts payable to related parties are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions between interested and duly informed parties.

(b)	Compensation of key management

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and macro guidelines and who directly affect the results of the business, considering the levels of Vice-Presidents, Chief Executives and Senior Directors.

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Remuneration	8,395	13,701	14,841
Management fees	257	411	307
Non-monetary benefits	1,719	1,815	748
Short-term benefits	13,624	31,124	45,653
Long-term benefits	-	8,577	2,412
Share-based payments	-	3,296	(7,210)
Termination benefits (*)	4,539	1,428	1,404
Total	28,534	60,352	58,155

(*)	Includes termination benefits ThUS $ 489 related to the reorganization within the framework of Chapter 11 and classified as expenses of restructuring activities (Note 27).